CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60603


                                  May 22, 2006


Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


               Re: Van Kampen Unit Trusts, Series 596 (the "Fund")
                                 (CIK# 1344383)


Ladies/Gentlemen:

         Transmitted herewith is a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

         The Fund consists of one underlying unit investment trust, Dent Demographics Portfolio, Series 6, (the "Trust") which will invest in exchange-traded funds, which are anticipated to include registered open-end investment companies and unit investment trusts1. The Registration Statement for the Fund has been prepared in substantial conformity with prior materials submitted on behalf of Van Kampen Unit Trusts, Series 573 (File No. 333-132270) declared effective by the Securities and Exchange Commission (the "Commission") on April 18, 2006, Van Kampen Unit Trusts, Series 522 (File No. 333-126716) declared effective by the Commission on October 31, 2005, Van Kampen Unit Trusts, Series 486 (File No. 333-122014), declared effective by the Commission on March 2, 2005, Van Kampen Unit Trusts, Series 454 (File No. 333-117221), declared effective by the Commission on September 2, 2004 and Van Kampen Unit Trusts, Series 427 (File No. 333-111365), declared effective by the Commission on February 10, 2004. These registration statements included prior series of the Trust.

         We are requesting review of the Registration Statement solely because the Fund is unable to rely on Rule 487 under the Securities Act of 1933 so that the Registration Statement would automatically become effective upon filing. The Fund may not rely on Rule 487 because paragraph (b)(1) of Rule 487 requires that reliance upon the rule is conditioned upon the registrant not engaging in the business of investing in open-end funds. Were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. Accordingly, we request limited review of the Registration Statement only to the extent necessary to comply with Rule 487(b)(1).

         We have been advised that the sponsor of the Fund, Van Kampen Funds Inc., would like to be able to create the Fund and have the Registration Statement declared effective by the Commission on July 18, 2006.

         Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

         No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-2754) for Van Kampen Unit Trusts Series and Van Kampen Unit Trusts Taxable Income Series, are intended to apply to this series of the Fund.

         If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or the undersigned at (312) 845-3787.

                                                               Very truly yours,

                                                          CHAPMAN AND CUTLER LLP


                                                            By__________________

                                                                  Mark J. Kneedy

------------------
     1 The Trust's investment in the underlying funds will be made in reliance on an order of the Commission pursuant to Section 12(d)(1)(J) of the Investment Company Act of 1940 (the "Act") exempting series of the Fund and its depositor, Van Kampen Funds Inc., from the provisions of Section 12(d)(1)(A), (B) and (C) of the Act to the extent necessary to permit trusts to acquire shares of registered investment companies and to permit such investment companies to sell such shares to a trust in excess of the percentage limitations set forth therein. Van Kampen Funds, Inc. and Van Kampen Focus Portfolios, Investment Company Act Rel. Nos. 24548 (June 29, 2000) (notice) and 24566 (July 25, 2000)
          (order).